Organization and Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Organization and Summary of Significant Accounting Policies [Abstract]
Organization and Summary of Significant Accounting Policies
Note 1 - Organization and Summary of Significant Accounting Policies

Principles of Consolidation - The consolidated financial statements include the accounts of The Savannah Bancorp, Inc. (“the Company”) and its wholly-owned subsidiaries, The Savannah Bank, N.A. (“Savannah”), Bryan Bank & Trust (“Bryan”), Minis & Co., Inc. (“Minis”) and SAVB Holdings, LLC (“SAVB Holdings”).  Minis is a registered investment advisory firm and SAVB Holdings was formed for the purpose of holding problem loans and other real estate owned (“OREO”).  The two bank subsidiaries, together, are referred to as the “Subsidiary Banks.”  All significant intercompany balances and transactions have been eliminated in consolidation.  Certain prior year balances have been reclassified to conform to the current year presentation.

Nature of Operations - The Company is a bank holding company headquartered in Savannah, Georgia that operates two banks and a registered investment advisory firm.  The Company has eleven banking offices and thirteen ATMs in Savannah, Garden City, Skidaway Island, Whitemarsh Island, Tybee Island, Pooler, and Richmond Hill, Georgia and Hilton Head Island and Bluffton, South Carolina.  The Company also has mortgage lending offices in Savannah and Richmond Hill and an investment management office in Savannah.  Through the subsidiaries, the Company offers a full range of lending, deposit, residential mortgage origination, fiduciary, trust and investment advisory products.  The primary service areas of the Company are Chatham County and Bryan County, Georgia and southern Beaufort County in South Carolina.  In 2005, the Company formed a nonconsolidated subsidiary, SAVB Properties, LLC, which purchased a 50 percent interest in two real estate partnerships that own the Company's headquarters building and the adjacent parking lot.  This investment is accounted for using the equity method of accounting.  The Company's sold its interest in the parking lot in 2010.

Use of Estimates - In preparing consolidated financial statements in conformity with generally accepted accounting principles (“GAAP”) in the United States, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the balance sheet and reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.  Material estimates that are particularly susceptible to significant change in the near term relate to the determination of the allowance for loan losses, the valuation of other real estate owned, fair value of financial instruments, other-than-temporary impairment analysis and the evaluation of the realization of deferred tax assets.

Cash and Cash Equivalents - For purposes of the consolidated statements of cash flows, cash and cash equivalents include cash and balances due from banks, federal funds sold and interest-bearing deposits in banks, all of which mature within ninety days.

Securities Available for Sale - Management has classified the entire investment securities portfolio as available for sale.  Securities available for sale are carried at estimated fair value with unrealized gains and losses, net of deferred income taxes, recorded as a separate component of shareholders' equity.  Purchase premiums and discounts are recognized in interest income using the interest method over the life of the securities.  Gains and losses on the sale of securities are recorded on the trade date and are determined using the specific identification method.

The Company evaluates its investment securities to determine if the decline in fair value of a security below its amortized cost is deemed to be other-than-temporary.  Other-than-temporary impairment losses are recognized on securities when: (i) the holder has an intention to sell the security; (ii) it is more likely than not that the security will be required to be sold prior to recovery; or (iii) the holder does not expect to recover the entire amortized cost basis of the security.  Other-than-temporary impairment losses are recorded as a charge to earnings to the extent the impairment is related to credit losses.  The amount of the impairment related to other factors is recognized in other comprehensive income (loss).

Loans and Loan Fees - The Subsidiary Banks underwrite mortgage, commercial and consumer loans to customers.  A substantial portion of the loan portfolio consists of real estate secured loans throughout the coastal Georgia and South Carolina areas.  Loans that management has the intent and ability to hold for the foreseeable future or until maturity or pay-off are generally reported at their outstanding unpaid principal balances adjusted for charge-offs, the allowance for loan losses, and any deferred fees or origination costs.  Interest income is accrued on the unpaid principal balance.  Loan origination fees, net of certain direct origination costs, are deferred and recognized as an adjustment of the related loan yield on a straight-line basis, which approximates the interest method.

The accrual of interest on mortgage and commercial loans is discontinued at the time the loan is 90 days past due unless the credit is well-secured and in process of collection.  Revolving credit loans and other personal loans are typically charged-off when payments are 120 days past due.  Past due status is based on the contractual terms of the loan.  Loans are placed on nonaccrual status or charged-off at an earlier date if collection of principal or interest in full becomes doubtful.  All interest accrued in the current year but not collected for loans that are placed on nonaccrual status or charged-off is reversed against interest income.  The interest on these loans is accounted for on the cash-basis or cost-recovery method until qualifying for return to accrual.  Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured.

A loan is considered impaired when, based on current information and events, it is probable that the Company will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement.  Factors considered by management in determining impairment include payment status, collateral value, and the probability of collecting scheduled principal and interest payments when due.  Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired.  Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower's prior payment record, and the amount of the shortfall in relation to the principal and interest owed.  Impairment is measured on a loan by loan basis by either the present value of expected future cash flows discounted at the loan's effective interest rate, the loan's obtainable market price, or the fair value of the collateral if the loan is collateral dependent.  Management charges down the loan or establishes a valuation allowance when management determines the value is less than the carrying amount.

The Company designates loan modifications as troubled debt restructurings (“TDRs”) when, for economic and legal reasons related to the borrower's financial difficulties, it grants a concession to the borrower that it would not otherwise consider.  TDRs can involve loans remaining on nonaccrual, moving to nonaccrual, or continuing on accrual status, depending on the individual facts and circumstances of the borrower.  In circumstances where the TDR involves charging off a portion of the loan balance, the Company typically classifies these as nonaccrual.

In connection with restructurings, the decision to maintain a loan that has been restructured on accrual status is based on a current, well documented credit evaluation of the borrower's financial condition and prospects for repayment under the modified terms.  This evaluation includes consideration of the borrower's current capacity to pay, which, among other things, may include a review of the borrower's current financial statements, an analysis of global cash flow sufficient to pay all debt obligations, a debt to income analysis, and an evaluation of secondary sources of payment from the borrower and any guarantors.  This evaluation also includes an evaluation of the borrower's current willingness to pay, which may include a review of past payment history, an evaluation of the borrower's willingness to provide information on a timely basis, and consideration of offers from the borrower to provide additional collateral or guarantor support.  The credit evaluation also reflects consideration of the borrower's future capacity and willingness to pay, which may include evaluation of cash flow projections, consideration of the adequacy of collateral to cover all principal and interest, and trends indicating improving profitability and collectability of receivables.

Restructured nonaccrual loans may be returned to accrual status based on a current, well-documented credit evaluation of the borrower's financial condition and prospects for repayment under the modified terms.  This evaluation must include consideration of the borrower's sustained historical repayment for a reasonable period, generally a minimum of six months, prior to the date on which the loan is returned to accrual status.

Allowance for Loan Losses - The allowance for loan losses is established through a provision for loan losses charged to earnings resulting from measurements of inherent credit risk in the loan portfolio and estimates of probable losses or impairments of individual loans.  The adequacy of the allowance is based on management's continuing evaluation of the loan portfolio considering current economic conditions, underlying collateral value securing loans and other relevant qualitative and quantitative factors that deserve recognition in estimating loan losses.  Actual future losses may be different from estimates due to unforeseen events.  Loans that are determined to be uncollectible are charged-off against the allowance and subsequent recoveries, if any, are credited to the allowance.

The adequacy of the allowance for loan losses is evaluated on a regular basis by management and reported to and approved by the Audit Committee of the Board of Directors (“Board”) quarterly.  The evaluation is based upon management's periodic review of the collectability of specific loans, adverse situations that may affect specific borrowers' ability to repay, the estimated value of any underlying collateral, the composition and size of the loan portfolio, emerging credit trends, regulatory guidance and prevailing economic conditions.  In addition, on a regular basis, management and the Board review loan ratios.  These ratios include the allowance for loan losses as a percentage of total loans, net charge-offs as a percentage of average loans, nonperforming loans as a percentage of total loans and the allowance coverage on nonperforming loans.  Also, management reviews past due ratios by officer, Subsidiary Bank and the Company as a whole.  This evaluation is inherently subjective as it requires estimates that are susceptible to significant revision as more information becomes available.

The Company has a number of documented loan policies and procedures that set forth the approval and monitoring process of the lending function.  Adherence to these policies and procedures is monitored by management and the Board.  Several committees and an underwriting staff oversee the lending operations of the Company.  These include the Board Credit Committee and Special Assets Committee.  Credit administration personnel monitor and, if necessary, adjust the grades assigned to loans through periodic examination.  In addition, the Company contracts with an independent third party for loan review which reports to the Audit Committee of the Board.

In compliance with loan policy, the lending staff is given lending limits based on their knowledge and experience.  Loan quality or “risk-rating” grades are assigned to each loan based upon certain factors.  This information is used to assist management in monitoring the credit quality of the portfolio.  Loan requests of amounts greater than an officer's lending limits are reviewed by senior credit officers, in-house loan committees or the Board.

Credit quality, adherence to policies and loss mitigation are focal points of credit administration.  Credit administration reviews and approves third-party appraisals obtained by the Company on real estate collateral and monitors loan maturities to ensure updated appraisals are obtained.

Our allowance for loan losses consists of two components, a general reserve and a specific reserve.  For the general component, risk-rating grades are assigned by lending or credit administration, based on an analysis of the financial and collateral strength and other credit attributes underlying each loan.  Loan grades range from 1 to 8, with 1 being loans with the least credit risk.  Allowance factors established by management are applied to the total balance of loans in each grade to determine the amount needed in the allowance for loan losses.  The allowance factors are established based on historical loss ratios experienced by the Company for these loan types, as well as the credit quality criteria underlying each grade, adjusted for trends and expectations about losses inherent in our existing portfolios.  In making these adjustments to the allowance factors, management takes into consideration factors which it believes are causing, or are likely in the future to cause, losses within our loan portfolio but which may not be fully reflected in our historical loss ratios.  Allowance factors established by management are then multiplied by loan balances for each grade or homogeneous portfolio of loans to determine the amount needed in the allowance for loan losses.  The specific component relates to loans that are deemed to be impaired.  Impairment is measured on a loan-by-loan basis for loans above a minimum dollar amount.   For such loans that are classified as impaired, an allowance is established or the loan is charged-down when the discounted cash flows (or value of related collateral or observable market price) of the impaired loan is lower than the carrying value of that loan.  Large groups of smaller balance homogeneous loans are evaluated collectively for impairment.

Premises and Equipment - Buildings, furniture, banking equipment and leasehold improvements are stated at cost less accumulated depreciation and amortization.  Depreciation and amortization of these assets are computed using the straight-line method over the estimated useful lives or estimated lease terms including expected lease renewals, ranging from three to fifty years, of the respective assets for financial reporting purposes and accelerated methods for income tax purposes.  Additions and major improvements are capitalized, while routine maintenance and repairs and gain or loss on dispositions are recognized currently.

Other Real Estate Owned - Assets acquired through loan foreclosure are held for sale and are initially recorded at fair value less estimated disposal costs at the date of foreclosure, establishing a new cost basis.  Subsequent to foreclosure, valuations are periodically performed by management and the assets are carried at the lower of carrying amount or fair value less estimated disposal costs.  Valuation allowances are established or the asset is written-down when subsequent valuations are less than current carrying amounts.  Expenses from operations, changes in the valuation allowance, write-downs and net expenses from holding these assets are included in noninterest expense.

Bank-Owned Life Insurance - Bank-owned life insurance policies are recorded at the net realizable value of the underlying insurance contracts.  The change in contract value during the year represents the contract earnings during the period less the mortality costs and administrative costs of the underlying life insurance contracts.  The increase in cash surrender value from bank-owned life insurance contracts is included as a component of other operating income and the mortality costs and administrative fees are recorded as noninterest expense.

Intangible Assets - Intangible assets include goodwill and other identifiable assets, such as client lists and deposits.  Client list and deposit premium intangibles are amortized on a straight-line basis over estimated useful lives of ten and five years, respectively, and evaluated for impairment whenever events or changes in circumstances indicate the carrying amount of the assets may not be recoverable.  Goodwill is not amortized but tested annually for impairment or at any time an event occurs or circumstances change that may trigger a decline in the value of the reporting unit.  Examples of such events or circumstances include an adverse change in operations, legal factors, business climate, unanticipated competition, change in regulatory environment, or loss of key personnel.  The core deposit premium intangible was evaluated for impairment as of June 30, 2011.  The goodwill and client list intangible assets were evaluated for impairment as of August 31, 2011.  Based on those evaluations it was determined that there was no impairment.

Income Taxes - The income tax accounting guidance results in two components of income tax expense: current and deferred.  Current income tax expense reflects taxes to be paid or refunded for the current period by applying the provisions of the enacted tax law to the taxable income or excess of deductions over revenues.  The Company determines deferred income taxes using the liability (or balance sheet) method.  Under this method, the net deferred tax asset or liability is based on the tax effects of the differences between the book and tax bases of assets and liabilities.  Enacted changes in tax rates and laws are recognized in the period in which they occur.

Deferred income tax expense results from changes in deferred tax assets and liabilities between periods.  Deferred tax assets are recognized if it is more likely than not, based on the technical merits, that the tax position will be realized or sustained upon examination.  The term more likely than not means a likelihood of more than 50 percent; the terms examined and upon examination also include resolution of the related appeals or litigation processes, if any.  A tax position that meets the more-likely-than-not recognition threshold is initially and subsequently measured as the largest amount of tax benefit that has a greater than 50 percent likelihood of being realized upon settlement with a taxing authority that has full knowledge of all relevant information.  The determination of whether or not a tax position has met the more-likely-than-not recognition threshold considers the facts, circumstances, and information available at the reporting date and is subject to management's judgment.  Deferred tax assets may be reduced by deferred tax liabilities and a valuation allowance if, based on the weight of evidence available, it is more likely than not that some portion or all of a deferred tax asset will not be realized.

Earnings (Loss) Per Share - Basic earnings (loss) per share represent net income (loss) divided by the weighted average number of common shares outstanding during the period.  Diluted earnings (loss) per share reflect additional common shares that would have been outstanding if dilutive potential common shares had been issued, as well as any adjustment to income that would result from the assumed issuance.  Potential common shares that may be issued by the Company relate solely to outstanding stock options, and are determined using the treasury stock method.

Earnings (loss) per common share have been computed based on the following:

	For the Years Ended December 31,
(amounts in thousands)	2011	2010	2009
Average number of common shares outstanding - basic	7,199	6,625	5,933
Effect of dilutive options	-	-	3
Average number of common shares outstanding - diluted	7,199	6,625	5,936

Stock option shares in the amount of 149,968, 174,328 and 194,814 for the years ended 2011, 2010 and 2009, respectively, were excluded from the diluted earnings per share calculation due to their anti-dilutive effect.

Derivative Instruments and Hedging Activities - Accounting principles provide the disclosure requirements for derivatives and hedging activities with the intent to provide users of financial statements with an enhanced understanding of: (i) how and why an entity uses derivative instruments, (ii) how derivative instruments and related hedged items are accounted for, and (iii) how derivative instruments and related hedged items affect an entity's financial position, financial performance, and cash flows.  Accounting principles require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about the fair value of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivatives.

As required by accounting principles, the Company records all derivatives on the balance sheet at fair value.  The accounting for changes in the fair value of derivatives depends on the intended use of the derivative, whether the Company has elected to designate a derivative in a hedging relationship and apply hedge accounting and whether the hedging relationship has satisfied the criteria necessary to apply hedge accounting.  Derivatives designated and qualifying as a hedge of the exposure to changes in the fair value of an asset, liability, or firm commitment attributable to a particular risk, such as interest rate risk, are considered fair value hedges.  Derivatives designated and qualifying as a hedge of the exposure to variability in expected future cash flows, or other types of forecasted transactions, are considered cash flow hedges.  Hedge accounting generally provides for the matching of the timing of gain or loss recognition on the hedging instrument with the recognition of the changes in the fair value of the hedged asset or liability that are attributable to the hedged risk in a fair value hedge or the earnings effect of the hedged forecasted transactions in a cash flow hedge.  The Company may enter into derivative contracts that are intended to economically hedge certain of its risk, even though hedge accounting does not apply or the Company elects not to apply hedge accounting.

Accounting for Stock-Based Compensation - Accounting principles require that the compensation cost relating to share-based payment transactions be recognized in financial statements.  That cost will be measured based on the grant date fair value of the equity or liability instruments issued.  The stock compensation accounting guidance covers a wide range of share-based compensation arrangements including stock options, restricted share plans, performance-based awards, share appreciation rights, and employee share purchase plans.

The stock compensation accounting guidance requires that compensation cost for all stock awards be calculated and recognized over the employees' service period, generally defined as the vesting period.  For awards with graded-vesting, compensation cost is recognized on a straight-line basis over the requisite service period for the entire award.  A Black-Scholes model is used to estimate the fair value of stock options, while the market price of the Company's common stock at the date of grant is used for restricted stock awards and stock grants.

The 1995 Incentive Stock Option Plan (“1995 Plan”) authorized the Company to issue both incentive and non-qualified stock options to certain key officers for the purchase of shares at the fair market value of the stock at the date of grant.  In 2000, the shareholders authorized additional option shares under the 1995 Plan.  All authorized shares have been awarded from the 1995 Plan.

In 2005, shareholders approved the 2005 Omnibus Stock Ownership and Long-Term Incentive Plan (“2005 Omnibus Plan”) and authorized 250,000 option or restricted shares to be available for issuance.  The total number of remaining options or awards available for issuance at December 31, 2011 under the 2005 Omnibus Plan was 144,151 shares of common stock.  Options granted under both plans have a term of ten years and generally become fully vested over periods ranging from three to ten years.  Performance based options granted to directors vest over three quarters from the date of grant.

The following table summarizes compensation costs related to the Company's stock-based compensation plans for the years ended December 31:

($ in thousands)	2011	2010	2009
Salaries and employee benefits	$ 20	$ 52	$ 94
Directors' stock-based compensation	-	27	50
Pre-tax stock-based compensation expense	20	79	144
Income tax benefit	8	(30)	(55)
Total stock-based compensation expense, net of tax	$ 12	$ 49	$ 89

During 2011, 2010 and 2009 no income tax benefits were realized on stock option exercises.

The Company recognizes stock-based compensation expense using the graded vesting attribution method.  The remaining unrecognized compensation cost related to unvested incentive stock option and restricted share awards at December 31, 2011 is approximately $108,000.  The weighted-average period of time over which this cost will be recognized is approximately 4.8 years.  This amount does not include the cost of any additional options that may be granted in future periods nor any reduction in cost for potential forfeitures.

The fair value of each option grant is estimated on the date of grant using the Black-Scholes option pricing model with the following assumptions.

	2011	2010	2009
Weighted average fair value of options granted	$ 2.44	$ 3.41	$ 1.87
Expected volatility	49%	45%	39.1%
Dividend yield	0.00%	1.47%	2.67%
Risk-free interest rate	0.80%	2.43%	1.82%
Expected life	6.0 years	6.0 years	6.0 years

Risks and Uncertainties - In the normal course of its business, the Company encounters two significant types of risk: economic and regulatory.  There are three main components of economic risk: interest rate risk, credit risk and market risk. The Company is subject to interest rate risk to the degree that our interest-bearing liabilities mature or reprice at different speeds, or on different indexes, than our interest-earning assets.  Credit risk is the risk of default on the loan portfolio that results from borrowers' inability or unwillingness to make contractually required payments.  Market risk reflects changes in the value of collateral underlying loans receivable and the valuation of other real estate owned, investment securities available for sale and mortgage servicing rights.

The Company is subject to the regulations of various government agencies.  These regulations can and do change significantly from period to period.  The Company also undergoes periodic examinations by the regulatory agencies, which may subject the Company to further changes with respect to asset valuations, amounts of required loss allowances and operating restrictions resulting from the regulators' judgments on information available to them at the time of their examination.

Recent Accounting Pronouncements

Accounting Standards Update (“ASU”) No. 2011-02, “Receivables (Topic 310)-A Creditor's Determination of Whether a Restructuring Is a Troubled Debt Restructuring,” (“ASU 2011-02”) amends Topic 310 of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) to clarify when creditors should classify loan modifications as TDRs.  As amended, the guidance states that a TDR occurs when a creditor, for economic or legal reasons related to a debtor's financial difficulties, grants a concession to the debtor that it would not otherwise consider.  For public entities, the amendments promulgated by ASU 2011-02 are effective for the first interim or annual period beginning on or after June 15, 2011 and should be applied retrospectively to the beginning of the annual period of adoption.  For purposes of measuring impairment of those receivables, an entity should apply the amendments prospectively for the first interim or annual period beginning on or after June 15, 2011.  The Company adopted the provisions of ASU 2011-02 on July 1, 2011 and has presented the related disclosures in Note 5.

ASU No. 2011-04, “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs” (“ASU 2011-04”) amends the Fair Value Measurement topic of the ASC by clarifying the application of existing fair value measurement and disclosure requirements and by changing particular principles or requirements for measuring fair value or for disclosing information about fair value measurements. The amendments will be effective for the Company beginning January 1, 2012.  The Company is evaluating the impact that the adoption of ASU 2011-04 will have on its financial position, results of operations and cash flows.

ASU No. 2011-05, “Presentation of Comprehensive Income” (“ASU 2011-05”) eliminates the current option to report other comprehensive income and its components in the statement of changes in shareholders' equity and is intended to enhance comparability between entities that report under GAAP and those that report under International Financial Reporting Standards and to provide a more consistent method of presenting non-owner transactions that impact an entity's equity.  Additionally, ASU 2011-05 requires entities to present, on the face of the financial statements, reclassification adjustments for items that are reclassified from other comprehensive income to net income in the statement or statements where the components of net income and the components of other comprehensive income are presented.  The option to present components of other comprehensive income as part of the statement of changes in stockholders' equity was eliminated.  ASU 2011-05 requirements are effective for the Company as of January 1, 2012 and interim and annual periods thereafter.  Early adoption is permitted, but full retrospective application is required under both sets of accounting standards.  The Company early adopted the provision to separately report other comprehensive income as of December 31, 2011.

ASU No. 2011-08, “Intangibles - Goodwill and Other (Topic 350) - Testing Goodwill for Impairment” (“ASU 2011-08”), amends Topic 350 to permit entities to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test described in Topic 350.  The more-than-likely-than-not threshold is defined as having a likelihood of more than 50 percent.  If, after assessing the totality of events or circumstances, an entity determines it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then performing the two-step impairment test is unnecessary.  However, if an entity concludes otherwise, then it is required to perform the first step of the two-step impairment test by calculating the fair value of the reporting unit and comparing the fair value with the carrying amount of the reporting unit.  If the carrying amount of the reporting unit exceeds its fair value, then the entity is required to perform the second step of the goodwill impairment test to measure the amount of impairment loss, if any.  ASU 2011-08 is effective for annual and interim impairment tests beginning after December 15, 2011, and is not expected to have a significant impact on the Company's financial statements.

ASU No. 2011-12, “Comprehensive Income (Topic 220):  Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05” (“ASU 2011-12”) defers changes in ASU 2011-05 that relate to the presentation of reclassification adjustments to allow the FASB time to reconsider whether to require presentation of such adjustments on the face of the financial statements to show the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income.  ASU 2011-12 allows entities to continue to report reclassifications out of accumulated other comprehensive income consistent with the presentation requirements in effect before ASU 2011-05.  All other requirements in ASU 2011-05 are not affected by ASU 2011-12.  ASU 2011-12 is effective for annual and interim periods beginning after December 15, 2011 and is not expected to have a significant impact on the Company's financial statements.